Summary of Reconciliation Between EBITDA by Reportable Segment to Consolidated Net Loss Before Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Total	$ (5,780,000)	$ (4,907,000)	$ (18,464,980)	$ (13,467,744)
Reconciliation to loss before income taxes:
Interest income	(3,000)		(2,955)	(10)
Loss on extinguishment of debt, net	(6,000)	(1,770,000)	2,402,732	1,071,563
Loss on Yorkville SEPA advances	28,000	385,000	974,079
Loss on debt issuance	49,000	274,000	444,000	653,208
Loss before income taxes	(8,469,000)	(3,570,000)	(22,431,458)	(31,513,389)
Nonrelated Party [Member]
Reconciliation to loss before income taxes:
Interest expense – related party	9,000		1,227,509
Related Party [Member]
Reconciliation to loss before income taxes:
Interest expense – related party	194,000	358,000	1,156,984	3,047,101
Operating Segments [Member]
Segment Reporting [Line Items]
Total	(5,475,000)	(4,660,000)	(17,314,510)	(13,418,786)
Reconciliation to loss before income taxes:
Interest income	(3,000)		(2,955)	(10)
Depreciation and amortization expense	305,000	247,000	1,150,471	24,179
Loss on extinguishment of debt, net	6,000	(2,573,000)
Loss on Yorkville SEPA advances	28,000	385,000	(974,079)
Loss on debt issuance	1,647,000	274,000	5,580,835	653,208
Changes in fair value of financial instruments	258,000	344,000	(3,052,229)	(478,288)
Other	550,000	(125,000)	(726,572)	113,108
Loss before income taxes	(8,469,000)	(3,570,000)	(21,203,950)	(31,513,389)
Operating Segments [Member] | Nonrelated Party [Member]
Reconciliation to loss before income taxes:
Interest expense – related party	9,000
Operating Segments [Member] | Related Party [Member]
Reconciliation to loss before income taxes:
Interest expense – related party	194,000	358,000	(1,156,984)	(3,047,101)
Banzai Operating [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Total	(5,608,000)	(5,477,000)	(17,434,219)	(13,484,311)
Open Reel [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Total	155,000	397,000	$ (418,092)	$ 65,525
Vidello Limited [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Total	$ (22,000)	$ 420,000